UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                           FORM 10-D/A
                         Amendment No. 1

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
               March 12, 2016 to April 12, 2016

     Commission File Number of issuing entity: 333-193376-08
       Central Index Key Number of issuing entity: 0001612126

                 COMM 2014-UBS4 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-193376
         Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001505494
                        The Bancorp Bank
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877
                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001625508
                         Pillar Funding LLC
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 47-1478558
                  Upper Tier Remic 47-1559281
                   Grantor Trust 47-6424351
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

EXPLANATORY NOTE

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D dated April 25, 2016 and filed by the Registrant on April 25, 2016. The purpose of this amendment is to revise information under
Item 1 relating to an asset that was a subject of a demand to repurchase during the applicable distribution period. No modifications were made to the Monthly Distribution Report.


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On April 12, 2016 a distribution was made to holders of the certificates issued by COMM 2014-UBS4 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

         With respect to the period from and including March 12, 2016 to and including April 12, 2016, Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") has the following activity to report as required by Rule 15Ga-1 under the Exchange Act with respect to repurchase or replacement requests received in respect of assets held by COMM 2014-UBS4 Mortgage Trust for breaches of representations and warranties contained in the underlying transaction documents.

(a) Name of Issuing Entity          COMM 2014-UBS4 Mortgage Trust
                                         (CIK# 0001612126)

(b) Check if Registered                              X

(c) Name of Originator                       The Bancorp Bank

    Total Assets in ABS
    by Originator(1)
(d) #                                                22
(e) $                                           118,560,225
(f) % of principal balance                          9.2


    Assets That Were Subject
    of Demand(2)
(g) #                                                 1
(h) $                                           3,167,733.05
(i) % of principal balance                          0.25%


    Assets That Were
    Repurchased or Replaced
(j) #                                                 0
(k) $                                                0.00
(l) % of principal balance                           0.00

    Assets Pending Repurchase
    or Replacement (within
    cure period)
(m) #                                                 0
(n) $                                                0.00
(o) % of principal balance                           0.00

    Demand in Dispute
(p) #                                                 0
(q) $                                                0.00
(r) % of principal balance                           0.00

    Demand Withdrawn
(s) #                                                 0
(t) $                                                0.00
(u) % of principal balance                           0.00

    Demand Rejected
(v) #                                                 0
(w) $                                                0.00
(x) % of principal balance                           0.00


(1) Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization. (For rows d-f)

(2) Reflects the number of loans, outstanding principal balance and approximate percentage of principal balance as of April 12, 2016. (For rows g-x)


         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of the Depositor is 0001013454.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of UBS is 0001541886.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of GACC is 0001541294.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         February 12, 2016.  The CIK number for CCRE is 0001558761.

         The Bancorp Bank ("Bancorp"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on January 11, 2016. The CIK number for Bancorp is 0001505494.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 29, 2016. The CIK number of KeyBank is 0001089877.

         Pillar Funding LLC ("Pillar"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on July 16, 2015. The CIK number for Pillar is 0001625508.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA's alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss as to the 64 trusts formed under indentures for which it retained jurisdiction. Instead, the court ordered plaintiffs to file an amended complaint as to those indenture trusts. On
         February 23, 2016, plaintiffs filed an amended complaint as to 62 of the 64 indenture trusts included in the original U.S. District Court complaint. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to this amended complaint.

         On March 25, 2016, plaintiffs filed a new state court complaint in California against DBTCA as to 513 trusts governed by Pooling and Servicing Agreements, most of which had been dismissed from the U.S. District Court action (Plaintiffs removed 19 of the original 500 and have added 32 new trusts). DBTCA serves as trustee on only one of these 513 trusts.

         On December 30, 2015, IKB International, S.A. and IKB Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the "IKB Action"). The claims in the IKB Action appear to be substantively similar to the SDNY Action. The IKB Action is not styled as a putative class action, but may attempt to bring derivative claims on behalf of the named
         RMBS Trusts.  DBTCA intends to vigorously defend the IKB
         Action.

         DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2014-UBS4 Mortgage Trust, relating to the April 12, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    May 9, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2014-UBS4 Mortgage Trust, relating to the April 12, 2016 distribution.